Tax liabilities (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Tax liabilities
Income tax and social contribution	R$ 274,478	R$ 114,493
PIS/COFINS	22,095	20,542
INSS/FGTS	13,604	14,842
Tax on financial transactions	14,577	9,354
Other taxes	8,092	7,634
Current tax liabilities	R$ 332,846	R$ 166,865